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August 30, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO ETF Trust (the “Trust” or “Registrant”)

(File Nos. 033-155395 and 811-22250)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 21 (“PEA 21”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 23 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made to make non-material changes to the Trust’s (i) prospectuses for the: (a) the Index Exchange-Traded Funds; and (b) Actively-Managed Exchange-Traded Funds; and (ii) Statement of Additional Information in compliance with changes to Form N-1A, effective March 31, 2009, and to revise the (i) name; (ii) investment objective; and (iii) underlying index of the PIMCO 15+ Year U.S. Treasury Index Fund (now named the PIMCO Broad U.S. Treasury Index Fund).

No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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